Post-employment benefit plans (Narrative) (Detail) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CHF (SFr) yr	Dec. 31, 2021 USD ($) yr	Dec. 31, 2020 USD ($)
Major plans
Disclosure Of Defined Benefit Plans [Table]
Surplus / (deficit)		$ 6,358	$ 4,304
Swiss pension plan
Disclosure Of Defined Benefit Plans [Table]
Normal retirement age | yr	65	65
Minimum age required to draw early retirement benefits | yr	58	58
Maximum retirement age starting 2019 | yr	70	70
Maximum period to restore full funding in case an underfunded situation occurs	10 years	10 years
Maximum obligation from the employer on the additional contributions required if a Swiss pension plan were to become significantly underfunded	50.00%	50.00%
Technical funding ratio	134.80%	134.80%	132.60%
Surplus / (deficit)		$ 6,577	$ 4,862
Additional employer contributions expected to be paid to employees retirement assets	SFr 720	790
Additional employer contributions paid to employees retirement assets		254	235
Minimum commitment toward the pension fund under the related leases		9	11
Swiss pension plan | 2022
Disclosure Of Defined Benefit Plans [Table]
Additional employer contributions paid to employees retirement assets	SFr 193	212
Regular employer contributions expected for the next year		$ 491
Swiss pension plan | Maximum
Disclosure Of Defined Benefit Plans [Table]
Employer contributions on contributory base salary (as a percent)	6.50%	6.50%
Employer contributions on contributory variable compensation (as a percent)	2.80%	2.80%
Employee contributions on contributory base salary (as a percent)	2.50%	2.50%
Employee contributions on contributory variable compensation (as a percent)	0.00%	0.00%
Swiss pension plan | Minimum
Disclosure Of Defined Benefit Plans [Table]
Employer contributions on contributory base salary (as a percent)	27.50%	27.50%
Employer contributions on contributory variable compensation (as a percent)	9.00%	9.00%
Employee contributions on contributory base salary (as a percent)	13.50%	13.50%
Employee contributions on contributory variable compensation (as a percent)	9.00%	9.00%
UK pension plan
Disclosure Of Defined Benefit Plans [Table]
Normal retirement age | yr	60	60
Surplus / (deficit)		$ 192	(13)
Employer contributions			46
Longevity swap value		(3)
Collateral pool established for pension fund		337	347
UK pension plan | 2022
Disclosure Of Defined Benefit Plans [Table]
Employer contributions		5
US and German pension plans
Disclosure Of Defined Benefit Plans [Table]
Surplus / (deficit)		$ (411)	(545)
US Pension Plans [Member]
Disclosure Of Defined Benefit Plans [Table]
Normal retirement age | yr	65	65
US Pension Plans [Member] | 2022
Disclosure Of Defined Benefit Plans [Table]
Employer contributions		$ 10
German pension plans
Disclosure Of Defined Benefit Plans [Table]
Normal retirement age | yr	65	65
German pension plans | 2022
Disclosure Of Defined Benefit Plans [Table]
Employer contributions		$ 12
German pension plans - Larger
Disclosure Of Defined Benefit Plans [Table]
Interest rate	5.00%	5.00%
German pension plans - Smaller | before 2010
Disclosure Of Defined Benefit Plans [Table]
Interest rate	6.00%	6.00%
German pension plans - Smaller | 2010-2017
Disclosure Of Defined Benefit Plans [Table]
Interest rate	4.00%	4.00%
German pension plans - Smaller | time after 2017
Disclosure Of Defined Benefit Plans [Table]
Interest rate	0.90%	0.90%
German pension plans - New funded plan
Disclosure Of Defined Benefit Plans [Table]
Interest rate	0.00%	0.00%
UBS AG | Major plans
Disclosure Of Defined Benefit Plans [Table]
Surplus / (deficit)		$ 3,497	$ 2,181
UBS AG | Swiss pension plan
Disclosure Of Defined Benefit Plans [Table]
Normal retirement age | yr	65	65
Minimum age required to draw early retirement benefits | yr	58	58
Maximum retirement age starting 2019 | yr	70	70
Maximum period to restore full funding in case an underfunded situation occurs	10 years	10 years
Maximum obligation from the employer on the additional contributions required if a Swiss pension plan were to become significantly underfunded	50.00%	50.00%
Technical funding ratio	134.80%	134.80%	132.60%
Surplus / (deficit)		$ 3,716	$ 2,739
Additional employer contributions expected to be paid to employees retirement assets	SFr 450	494
Additional employer contributions paid to employees retirement assets		152	143
Minimum commitment toward the pension fund under the related leases		5	6
UBS AG | Swiss pension plan | 2022
Disclosure Of Defined Benefit Plans [Table]
Additional employer contributions paid to employees retirement assets	SFr 116	127
Regular employer contributions expected for the next year		$ 277
UBS AG | Swiss pension plan | Maximum
Disclosure Of Defined Benefit Plans [Table]
Employer contributions on contributory base salary (as a percent)	6.50%	6.50%
Employer contributions on contributory variable compensation (as a percent)	2.80%	2.80%
Employee contributions on contributory base salary (as a percent)	2.50%	2.50%
Employee contributions on contributory variable compensation (as a percent)	0.00%	0.00%
UBS AG | Swiss pension plan | Minimum
Disclosure Of Defined Benefit Plans [Table]
Employer contributions on contributory base salary (as a percent)	27.50%	27.50%
Employer contributions on contributory variable compensation (as a percent)	9.00%	9.00%
Employee contributions on contributory base salary (as a percent)	13.50%	13.50%
Employee contributions on contributory variable compensation (as a percent)	9.00%	9.00%
UBS AG | UK pension plan
Disclosure Of Defined Benefit Plans [Table]
Normal retirement age | yr	60	60
Surplus / (deficit)		$ 192	(13)
Employer contributions			46
Longevity swap value		(3)
Collateral pool established for pension fund		337	347
UBS AG | UK pension plan | 2022
Disclosure Of Defined Benefit Plans [Table]
Employer contributions		5
UBS AG | US and German pension plans
Disclosure Of Defined Benefit Plans [Table]
Surplus / (deficit)		$ (411)	$ (545)
UBS AG | US Pension Plans [Member]
Disclosure Of Defined Benefit Plans [Table]
Normal retirement age | yr	65	65
UBS AG | US Pension Plans [Member] | 2022
Disclosure Of Defined Benefit Plans [Table]
Employer contributions		$ 10
UBS AG | German pension plans
Disclosure Of Defined Benefit Plans [Table]
Normal retirement age | yr	65	65
UBS AG | German pension plans | 2022
Disclosure Of Defined Benefit Plans [Table]
Employer contributions		$ 12
UBS AG | German pension plans - Larger
Disclosure Of Defined Benefit Plans [Table]
Interest rate	5.00%	5.00%
UBS AG | German pension plans - Smaller | before 2010
Disclosure Of Defined Benefit Plans [Table]
Interest rate	6.00%	6.00%
UBS AG | German pension plans - Smaller | 2010-2017
Disclosure Of Defined Benefit Plans [Table]
Interest rate	4.00%	4.00%
UBS AG | German pension plans - Smaller | time after 2017
Disclosure Of Defined Benefit Plans [Table]
Interest rate	0.90%	0.90%
UBS AG | German pension plans - New funded plan
Disclosure Of Defined Benefit Plans [Table]
Interest rate	0.00%	0.00%